GOODWILL AND INTANGIBLE ASSETS (Q3)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
4. GOODWILL AND INTANGIBLES

On January 15, 2016, the Company executed an Asset Purchase Agreement with VendScreen, Inc (“VendScreen”) a Portland, Oregon based developer of vending industry cashless payment technology, by which it acquired substantially all of VendScreen’s assets and assumed specified liabilities, for a cash payment of $5.62 million and the corresponding goodwill recorded was $4.0 million. In December 2016, the company finalized the opening balance sheet of VendScreen and recorded a reduction of goodwill for $211 thousand and increased finance receivables for the same amount. The final goodwill amount related to VendScreen opening balance sheet is $3.8 million.

The following table summarizes the final purchase price allocation to reflect the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Consideration:
Fair value of total consideration paid in cash	$5,625

Acquisition related costs:	$842

Recognized amounts of identifiable assets acquired and liabilities assumed:

Financial Assets:
Accounts Receivable	3
Finance Receivables	839
Other Current Assets	20
Deferred Income Taxes	18
880

Property, Plant & Equipment	81

Identifiable Intangible Assets:
Developed Technology	639
Customer Relationships	149
Brand	95
Noncompete Agreement	2
Fair Value of Intangible Assets	885

Financial Liabilities
Accrued Liabilities	$(50)

Total identifiable net assets	$1,796

Goodwill	$3,829

Total Fair Value	$5,625

During the three and nine months ending March 31, 2017, there was $45 thousand and $132 thousand, respectively, of amortization expense relating to acquired intangible assets. There was $44 thousand amortization expense relating to acquired intangible assets during the three and nine months ended March 31, 2016. Intangible asset balances consisted of the following:

($ in thousands)	Balance June 30, 2016	Additions/ Adjustments	Amortization	Balance March 31, 2017	Amortization Period
Intangible Assets:
Non-compete agreements	$1	$—	$(1)	$—	2 years
Brand	79	—	(24)	55	3 years
Developed technology	576	—	(96)	480	5 years
Customer relationships	142	—	(11)	131	10 years
Total Intangible Assets	$798	$—	$(132)	$666

Goodwill	$11,703	$(211)	$—	$11,492	Indefinite

7. GOODWILL AND INTANGIBLE ASSETS

Amortization expense relating to all acquired intangible assets was approximately $87 thousand, $0 and $22 thousand during each of the years ended June 30, 2016, 2015 and 2014, respectively. Intangible asset balances consisted of the following:

	Beginning	Year ended June 30, 2016			Ending
($ in thousands)	Balance	Additions/			Balance	Amortization
	July 1, 2015	Adjustments		Amortization	June 30, 2016	Period
Intangible Assets:
Trademarks - Indefinite	$432	$(432	)(1)	$-	$-	Indefinite
Non-compete agreements	-	2		(1)	1	2 years
Brand	-	95		(16)	79	3 years
Developed technology	-	639		(63)	576	5 years
Customer relationships	-	149		(7)	142	10 years
Total Intangible Assets	$432	$453		$(87)	$798

Goodwill	7,663	4,040		-	11,703	Indefinite

Total Intangible Assets & Goodwill	$8,095	$4,493		$(87)	$12,501

	Beginning	Year ended June 30, 2015		Ending
($ in thousands)	Balance	Additions/		Balance	Amortization
	July 1, 2014	Adjustments	Amortization	June 30, 2015	Period
Intangible assets:
Trademarks - Indefinite	$432	-	-	$432	Indefinite
Total Intangible Assets	$432	$-	$-	$432

Goodwill	7,663	-	-	7,663	Indefinite

Total	$8,095	$-	$-	$8,095

(1)
The Company’s test for impairment of its indefinite-lived trademarks consists of the trademarks: 1) VendingMiser, 2) CoolerMiser, 3) PlugMiser and 4) SnackMiser. As a result of its testing in fiscal years ended June 30, 2015 and 2014 the Company determined that no impairment had occurred. In the testing in fiscal year 2016, the Company determined that the sum of the expected discounted cash flows attributable to the trademarks was less than its carrying value of $432 thousand, and that an impairment write-down was required. The fair value of the trademarks was determined by a method known as “relief from royalty”, in which the fair value is determined by reference to the amount of royalty income the intangible would generate if it were licensed in an arm’s-length transaction. The essential assumptions in a valuation via an income approach are as follows:

•	The related dollar sales volume;
•	The percentage royalty on sales;
•	The adjustment for taxes;
•	The remaining useful economic life;
•	The percentage return on investment; and,
•	The tax amortization benefit.

During the fourth quarter of the fiscal year ended June 30, 2016, the fair value of the trademarks was determined to have inconsequential value based on the “relief from royalty” methodology. This assessment resulted in an impairment write-down during the fourth fiscal quarter of $432 thousand, which is included in “Impairment of intangible asset” in the Consolidated Statement of Operations for the fiscal year ended June 30, 2016.

At June 30, 2016, amortizable intangible asset balances were:

($ in thousands)	Cost	Accumulated Amortization	Net Book Value

Non-compete agreements	$2	$(1)	$1
Brand	95	(16)	$79
Developed Technology	639	(63)	$576
Customer Relationships	149	(7)	$142
	$885	$(87)	$798

There were no amortizable intangible assets at June 30, 2015.

Estimated annual amortization expense for amortizable intangible assets is as follows:

2017	$175
2018	175
2019	159
2020	143
2021	79
Thereafter	67
$798